CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 18,150	$ (42,691)	$ (56,856)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	9,519	9,305	11,120
Asset impairments			48
Amortization and write-off of deferred loan costs	2,432	4,067	744
Amortization and write-off of debt discount		7,794	1,425
Fair value adjustment of stock warrants	(456)	1,502	4,992
Deferred income taxes	524	917	458
Bad debt expense	(274)	900	751
Net non-cash expense (income) from discontinued operations		(195)	1,064
Stock compensation expense	6,157	4,245	3,628
Net gain on sales of assets	(114)	(284)	(38)
Changes in assets and liabilities:
Receivables	4,503	(26,531)	(41,727)
Inventories	(9,103)	(14,637)	(31,914)
Other current assets	(8,181)	(177)	(710)
Other assets and liabilities	(660)	(1,344)	(195)
Accounts payable	(5,178)	1,649	30,779
Accrued liabilities	10,174	7,904	9,581
Net cash provided by (used in) operating activities	27,493	(47,576)	(66,850)
Cash flows from investing activities:
Purchases of property, plant and equipment	(25,716)	(15,051)	(10,398)
Proceeds from sale of property, plant and equipment	213	2,592	230
Cash used for acquisitions, net	(69,337)
Decrease in restricted cash		13,030	1,135
Net cash provided by (used in) investing activities	(94,840)	571	(9,033)
Cash flows from financing activities:
Borrowings under revolving credit facility	30,000	30,000
Payments under revolving credit facility		(30,000)
Proceeds from issuance of long term debt		350,000	62,075
Payments of long-term debt and other loans	(67)	(364,778)	(54)
Deferred loan costs	(34)	(15,634)	(1,639)
Payment of recapitalization costs		(37)
Exercise of stock options	1,831	1,754	596
Repurchase of common stock	(1,306)	(1,036)	(496)
Net cash provided by (used in) financing activities	30,424	(29,731)	60,482
Net decrease in cash and cash equivalents	(36,923)	(76,736)	(15,401)
Cash and cash equivalents at beginning of period	54,696	131,432	146,833
Cash and cash equivalents at end of period	$ 17,773	$ 54,696	$ 131,432